Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	May 08, 2012	May 08, 2012 Corporate Credit Facility [Member]	Feb. 28, 2012 Corporate Credit Facility [Member]	Feb. 27, 2012 Corporate Credit Facility [Member]	Dec. 31, 2011 Corporate Credit Facility [Member]	Mar. 22, 2011 Corporate Credit Facility [Member]	Feb. 28, 2012 Corporate Credit Facility [Member] Financing [Member] Letter of Credit [Member]	Dec. 31, 2011 SunEdison [Member] Construction Financing Revolver [Member]	Sep. 30, 2011 SunEdison [Member] Construction Financing Revolver [Member]	Dec. 31, 2010 SunEdison [Member] Construction Financing Revolver [Member]	Apr. 12, 2012 SunEdison [Member] Construction Financing Revolver [Member] Financing [Member]	Apr. 11, 2012 SunEdison [Member] Construction Financing Revolver [Member] Financing [Member]	Feb. 29, 2012 SunEdison [Member] Construction Financing Revolver [Member] Financing [Member]	May 08, 2012 Base Rate [Member] Corporate Credit Facility [Member]	Dec. 31, 2011 Base Rate [Member] Corporate Credit Facility [Member]	May 08, 2012 Eurocurrency [Member] Corporate Credit Facility [Member]	Dec. 31, 2011 Eurocurrency [Member] Corporate Credit Facility [Member]	May 08, 2012 Maximum [Member] Corporate Credit Facility [Member]	Mar. 31, 2012 Maximum [Member] Corporate Credit Facility [Member]	Mar. 22, 2011 Maximum [Member] Corporate Credit Facility [Member]	May 08, 2012 Minimum [Member] Corporate Credit Facility [Member]	Mar. 31, 2012 Minimum [Member] Corporate Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Covenant Compliance, Estimated Minimum Liquidity Covenant First Quarter			$ 450.0	$ 500.0
Debt Instrument, Covenant Compliance, Estimated Minimum Liquidity Covenant Second Quarter			350.0
Ratio of Indebtedness to Net Capital					1.4													3.00	2.50		1.00	1.00
Debt Instrument, Covenant Compliance, Estimated Minimum Liquidity Covenant Third Quarter		400.0
Debt Instrument, Basis Spread on Variable Rate							0.25%							2.75%	1.75%	3.75%	2.75%
Debt Instrument, Amendment for Convertible or Subordinated Undsecured Debt	250.0
Line of Credit Facility, Maximum Borrowing Capacity					400.0	400.0			300.0		154.0	300.0	70.0							550.0
Line of Credit Facility, Amount Outstanding					$ 0			$ 77.2		$ 12.6	$ 127.2		$ 134.7